Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Revenue	¥ 3,197,812	¥ 3,291,188	¥ 2,097,224
Cost of sales	(994,308)	(1,089,764)	(651,729)
Selling, general and administrative expenses	(875,663)	(964,737)	(717,599)
Research and development expenses	(455,833)	(492,381)	(368,298)
Amortization and impairment losses on intangible assets associated with products	(421,864)	(455,420)	(178,617)
Other operating income	318,020	60,213	159,863
Other operating expenses	(258,895)	(248,691)	(103,159)
Operating profit	509,269	100,408	237,685
Finance income	105,521	27,831	16,843
Finance expenses	(248,631)	(165,006)	(83,289)
Share of profit (loss) of investments accounted for using the equity method	76	(23,987)	(43,627)
Profit (loss) before tax	366,235	(60,754)	127,612
Income tax benefit	9,936	105,044	7,468
Net profit for the year	376,171	44,290	135,080
Attributable to:
Owners of the Company	376,005	44,241	135,192
Non-controlling interests	166	49	(112)
Net profit for the year	¥ 376,171	¥ 44,290	¥ 135,080
Earnings per share (JPY)
Basic earnings per share (in JPY per share)	¥ 240.72	¥ 28.41	¥ 140.61
Diluted earnings per share (in JPY per share)	¥ 238.96	¥ 28.25	¥ 139.82